Fair Value Measurements (Details) - Schedule of Fair Value of the Assets and Liabilities - USD ($)	9 Months Ended	12 Months Ended
	Feb. 29, 2024	Dec. 31, 2023
Schedule of Fair Value of the Assets and Liabilities [Abstract]
Fair value as of August 15, 2023 (inception)		$ 8,810,000
Change in fair value of derivative liabilities	$ 4,026	(6,160,000)
Fair value as of December 31, 2023		$ 2,650,000